Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 3,425	£ 3,452
Market and customer-related [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3 years
Market and customer-related [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	40 years
Content, software and other [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3 years
Content, software and other [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	20 years
Internally Developed Intangible Assets | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3 years
Internally Developed Intangible Assets | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	10 years
Content software and other acquired intangible assets [member] | Acquired pre-IFRS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 36	54
Scientific, Technical & Medical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful lives	£ 111	£ 114